Investments in associated companies and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments in associated companies and joint ventures
Net carrying amount beginning period	€ 128	€ 116
Translation differences	4	(8)
Acquisitions through business combinations		1
Additions	2	9
Share of results	12	11	€ 18
Dividends	(1)	(1)	(1)
Net carrying amount end period	€ 145	€ 128	€ 116